UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund:  BlackRock New York Municipal Income Trust (BNY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 131.8%
Corporate — 11.2%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$297,520
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport Project, 7.63%, 8/01/25 (b)	3,200	3,372,832
American Airlines, Inc., JFK International Airport Project, 7.75%, 8/01/31 (b)	4,000	4,208,920
British Airways PLC Project, 5.25%, 12/01/32	1,000	1,002,670
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	851,858
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	609,807
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	5,000	5,014,050
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	2,730	3,228,689
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,500	1,509,165
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,715	1,740,948

		21,836,459
County/City/Special District/School District — 34.7%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	801,890

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	$1,280	$1,590,003
Series E, 5.00%, 8/01/30	1,000	1,155,520
Series I, 5.00%, 8/01/30	1,000	1,155,370
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	821,887
Series A-1, 5.00%, 8/01/35	1,000	1,145,980
Series D, 5.38%, 6/01/32	25	25,106
Series G-1, 6.25%, 12/15/31	15	17,415
Sub-Series G-1, 6.25%, 12/15/18 (c)	485	565,365
Sub-Series G-1, 5.00%, 4/01/28	630	730,460
Sub-Series G-1, 5.00%, 4/01/29	750	866,145
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,975,995
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/40	2,000	2,253,940
4.00%, 11/15/45	640	650,035
5.00%, 11/15/45	3,290	3,687,004
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,307,785
5.00%, 7/01/33	500	560,035
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (b)	4,170	4,175,338
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,960	622,712
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	1,500	418,110
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	170,796

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$3,000	$3,080,190
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	250	256,135
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	510,430
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	359,219
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	650	729,281
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,787,550
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,485	5,719,319
5.75%, 2/15/47	200	227,484
(AGC), 5.00%, 2/15/47	1,000	1,044,820
(AGM), 5.00%, 2/15/47	1,000	1,044,820
(NPFGC), 4.50%, 2/15/47	4,500	4,663,575
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	911,416
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,268,640
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,352,100
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	480	502,550
4 World Trade Center Project, 5.00%, 11/15/31	860	976,762
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,499,653

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
4 World Trade Center Project, 5.75%, 11/15/51	$1,340	$1,543,023
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,094,347
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,839,021
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,248,434

		67,355,660
Education — 30.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,159,268
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	900	915,669
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	280,155
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	829,462
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	256,905
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,188,000
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,100,280
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	3,135	3,496,434

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	$625	$706,169
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	170	183,041
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	4,155	3,691,385
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/18 (c)	275	303,295
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,143,219
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	320	357,501
4.00%, 7/01/39	240	245,995
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,236,240
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	381,089
5.00%, 7/01/42	220	229,871
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	832,177
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	780,703

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	$500	$564,605
New York State Dormitory Authority, RB, Series B, 5.75%, 3/15/36	600	688,944
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	530	605,933
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	245,120
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	180,451
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	888,855
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (c)	2,000	2,291,040
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,876,248
New York University, Series A (AMBAC), 5.00%, 7/01/17 (c)	1,000	1,071,410
New York University, Series B, 5.00%, 7/01/37	1,250	1,408,100
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	832,725
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,259,960
Teachers College, Series B, 5.00%, 7/01/42	2,175	2,418,013
Touro College & University System, Series A, 5.25%, 1/01/34	800	870,776
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,151,040
University of Rochester, Series A, 5.13%, 7/01/39	850	954,261
University of Rochester, Series A, 5.75%, 7/01/39	650	740,396
University of Rochester, Series B, 5.00%, 1/01/17 (c)	500	525,960

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	$2,000	$2,330,740
Barnard College, Series A, 4.00%, 7/01/36	410	424,973
Brooklyn Law School, 5.75%, 7/01/33	475	531,715
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,136,680
Culinary Institute of America, 5.00%, 7/01/42	300	315,957
Fordham University, 4.00%, 7/01/30	555	576,717
Fordham University, 5.00%, 7/01/44	850	945,268
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,770,448
New York University, Series A, 5.00%, 7/01/37	1,790	2,016,399
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,966,261
Skidmore College, Series A, 5.00%, 7/01/28	75	85,920
Skidmore College, Series A, 5.25%, 7/01/29	85	99,412
St. John’s University, Series A, 5.00%, 7/01/37	1,000	1,120,360
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,784,505
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	520,432
Teachers College, 5.50%, 3/01/39	450	504,531
St. John’s Univerisity, Series A, 5.00%, 7/01/34	250	282,498

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	$415	$468,776

		59,772,287
Health — 14.4%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	337,494
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	500,430
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	264,787
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,923,784
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,800	2,972,452
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	230	253,966
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	1,175	1,197,243
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,361,463
Series B, 6.00%, 11/01/30	500	568,000

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	$675	$736,891
5.00%, 1/01/34	1,250	1,334,400
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	798,120
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	573,845
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	229,538
New York University Hospitals Center, Series A, 6.00%, 7/01/40	500	570,495
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,000	1,036,210
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	307,719
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,571,310
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	3,390	3,638,555
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	1,430	1,568,195
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,919,803
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,088,580

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$1,100	$1,218,338

		27,971,618
Housing — 1.3%
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	925	979,695
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,514,280

		2,493,975
State — 11.1%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2015, Series S-1, 5.00%, 7/15/43	500	558,160
Series S-2 (NPFGC), 4.25%, 1/15/34	1,015	1,047,571
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	5,745,750
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,000	1,087,870
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	4,380	4,860,574
Series C, 5.00%, 3/15/34	2,185	2,513,689
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	432,944
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	368,218

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	$2,500	$2,849,400
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	885	1,027,972
5.00%, 3/15/32	1,000	1,150,680

		21,642,828
Tobacco — 0.8%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	150	144,633
Country of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,032,100
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	250	280,293
5.25%, 5/15/40	110	121,708

		1,578,734
Transportation — 18.7%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	635,942
Series C, 6.50%, 11/15/28	1,000	1,166,660
Series D, 5.25%, 11/15/41	1,000	1,160,050
Series E, 5.00%, 11/15/38	4,000	4,506,880
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	910	1,080,334
Series F, 5.00%, 11/15/30	2,000	2,315,400
Port Authority of New York & New Jersey, ARB:
Consolidated, 183rd Series, 4.00%, 6/15/44	500	516,200
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,029,280
Special Project, JFK International Air Terminal LLC, Series 8, AMT (NPFGC), 6.00%, 12/01/42	1,000	1,159,170

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$750	$834,195
179th Series, 5.00%, 12/01/38	575	659,680
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	510,370
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,364,673
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	640	640,762
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	547,980
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	1,150	1,298,350
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/27	1,000	1,158,800
General, Series I, 5.00%, 1/01/37	1,760	1,974,738
General, Series I, 5.00%, 1/01/42	280	311,816
General, Series K, 5.00%, 1/01/32	2,850	3,262,053
Series J, 5.00%, 1/01/41	2,000	2,218,960
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	845	460,119
General, CAB, Series B, 0.00%, 11/15/32 (d)	2,500	1,364,225
General, Series A, 5.25%, 11/15/45	590	687,716
General, Series A, 5.00%, 11/15/50	500	557,380

		36,421,733
Utilities — 8.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	750	770,242

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	$1,000	$1,140,550
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,134,760
Series A, 4.75%, 6/15/30	1,500	1,589,475
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/32 (e)	1,000	975,720
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	2,000	2,420,380
Series A (AGM), 5.00%, 5/01/36	500	551,180
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,490,920
State of New York Environmental Facilities Corp., Refunding RB, Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	350	401,499
Utility Debt Securitization Authority, RB, RestructuringRestructuring, Refunding Bonds, 3.00%, 12/15/32	1,320	1,298,867
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,278,720

		17,052,313
Total Municipal Bonds in New York		256,125,607

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,605	2,811,654
Total Municipal Bonds — 133.2%		258,937,261

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York — 28.1%
County/City/Special District/School District — 5.5%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	$4,370	$5,046,738
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,696,125
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	921,748
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,988,920

		10,653,531
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,069,784
State — 2.4%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	660	732,994
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	1,250	1,421,646
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	750	889,718
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,500	1,706,490

		4,750,848
Transportation — 6.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,447,505
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,719,510
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	1,455	1,659,631

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$1,180	$1,373,709

		12,200,355
Utilities — 11.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,340,722
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	6,118,235
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	3,979,101
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	922,277
Series A, 4.75%, 6/15/30	2,500	2,649,125

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	$6,868	$7,825,033
		22,834,493
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.1%		54,509,011
Total Long-Term Investments (Cost — $291,617,675) — 161.3%		313,446,272

Short-Term Securities	Shares
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (h)(i)	2,386,074	2,386,074
Total Short-Term Securities (Cost — $2,386,074) — 1.2%		2,386,074
Total Investments (Cost — $294,003,749*) — 162.5%		315,832,346
Other Assets Less Liabilities — 1.5%		3,010,175
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(29,935,970)
VMTP Shares, at Liquidation Value — (48.6)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$194,406,551

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$264,674,520

Gross unrealized appreciation	$22,398,306
Gross unrealized depreciation	(1,170,867)

Net unrealized appreciation	$21,227,439

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $661,933.

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(h)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New York Municipal Money Fund	4,552,128	(2,166,054)	2,386,074	—

(i)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(10)	5-Year U.S. Treasury Note	December 2015	$1,197,734	$14,285
(20)	10-Year U.S. Treasury Note	December 2015	$2,553,750	38,721
(9)	Long U.S. Treasury Bond	December 2015	$1,407,938	29,591
(2)	U.S. Ultra Bond	December 2015	$ 319,500	7,748
Total				$90,345

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$313,446,272	—	$313,446,272
Short-Term Securities	$2,386,074	—	—	2,386,074

Total	$2,386,074	$313,446,272	—	$315,832,346

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$90,345	—	—	$90,345
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$75,250	—	—	$75,250
Liabilities:
TOB Trust Certificates	—	$(29,930,387)	—	(29,930,387)
VMTP Shares	—	(94,500,000)	—	(94,500,000)

Total	$75,250	$(124,430,387)	—	$(124,355,137)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust

Date: December 22, 2015